RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of related party transactions [Abstract]
Disclosure of detailed information about about key management personnel [Table Text Block]
	December 31,	December 31,	December 31,
	2025	2024	2023
Management Compensation	$791,923	$743,846	$720,500
Directors' fees	$124,375	$127,625	$149,000
	$916,298	$871,471	$869,500